Statements of Cash Flows - SDA Mill, Audited - USD ($)	11 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2016
Operating Activities
Net loss	$ (752,884)	$ (812,793)
Adjustment to reconcile net loss to net cash used in operating activities:
Bad debts expense	35,959	0
Depreciation, amortization and accretion	27,414	182,314
Gain on sale of equipment	0	(9,123)
Loss on write off of property, plant and equipment	24,431	0
Changes in operating assets and liabilities:
Accounts receivable	192,234	(148,590)
Taxes receivable	376,763	(30,447)
Prepaid expenses	16,169	(9,785)
Accounts payable and accrued liabilities	169,310	414,027
Taxes payable	20,450	(1,064)
Royalties	(5,475)	(99,061)
Due to related party	(282,297)	60,757
Net Cash Used in Operating Activities	(177,926)	(453,765)
Investing Activities
Purchase of equipment	0	(203)
Proceeds from sale of equipment	0	9,123
Net Cash Used in Investing Activities	0	8,920
Financing Activities
Proceeds from related party loan payable	189,967	0
Repayments of related party loan payable	(81,475)	(194,945)
Advances from Magellan	49,364	0
Net Cash Provided by Financing Activities	157,856	(194,945)
Net Effect of foreign currency exchange adjustment	(9,840)	(62,648)
Net Change in Cash	(29,910)	(702,438)
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	49,819	752,257
Cash and Cash Equivalents, at Carrying Value, Ending Balance	19,909	49,819
Supplemental Disclosures:
Interest paid	0	0
Income taxes paid	0	5,302
Non-cash Financing and Investing Activities
Expenses charged and payables paid by related party added to loan principal	113,977	324,251
Revision to asset retirement obligation estimate	$ 0	$ 11,085